Income Taxes - Earnings and income taxes by jurisdiction (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	$ (207,237)	$ (154,234)
Current income taxes	19,906	44,301
Deferred income taxes (recovery)	(22,425)	(138,656)
Income tax recovery	(2,519)	(94,355)
Canada [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(53,521)	(463,946)
Current income taxes	5,221	3,454
Deferred income taxes (recovery)	(18,272)	(120,519)
Foreign [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(153,716)	309,712
Current income taxes	14,685	40,847
Deferred income taxes (recovery)	$ (4,153)	$ (18,137)